FEDERATED HIGH YIELD TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

APRIL 29, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED HIGH YIELD TRUST (the “Trust”)

Federated High Yield Trust

Class A Shares

Class C Shares

Institutional Shares

Service Shares

(the “Fund”)

1933 Act File No. 2-91091

1940 Act File No. 811-4018

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Fund, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 55 on April 26, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-8419.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary